Stockholders' Equity (Details) - Schedule of Stock Option - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	1,561,070	1,291,566
Contractual Life (Yrs.)	6 years 8 months 12 days	6 years 6 months
Exercisable	810,268	697,158
Exercise Price $.03 - $4.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		637,936
Contractual Life (Yrs.)		5 years 10 months 24 days
Exercisable		399,223
Exercise Price $4.01 - $7.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		18,958
Contractual Life (Yrs.)		3 years 7 months 6 days
Exercisable		18,958
Exercise Price $7.01 - $10.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		427,017
Contractual Life (Yrs.)		8 years 3 months 18 days
Exercisable		113,996
Exercise Price $10.01 - $15.97 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding		207,655
Contractual Life (Yrs.)		4 years 10 months 24 days
Exercisable		164,981